CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

22. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Balance Sheets

		As of December 31,
	Notes	2011	2012	2012
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		1,925,447	831,208	133,418
Short-term investments		1,400,858	2,049,977	329,044
Intangible assets, net		6,654	11,460	1,839
Due from subsidiaries		407,362	785,441	126,071
Prepayments and other assets		3,901	5,008	804

Total current assets		3,744,222	3,683,094	591,176
Non-current assets:
Property and equipment, net		44	7	1
Intangible assets, net		10,841	10,869	1,744
Prepayments and other assets		—	21	3
Amounts due from related party		32,675	—	—
Long-term investment in related party		1,707	—	—
Long-term investment in subsidiaries		436,773	5,684,349	912,402

Total non-current assets		482,040	5,695,246	914,150

TOTAL ASSETS		4,226,262	9,378,340	1,505,326

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable		3,102	8,455	1,357
Accrued expenses and other liabilities		1,419	5,571	893
Current portion of long-term debt	10	9,182	7,441	1,194

Total current liabilities		13,703	21,467	3,444
Non-current liabilities:
Long-term debt	10	7,382	—	—

Total non-current liabilities		7,382	—	—

Total liabilities		21,085	21,467	3,444

Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value, 9,340,238,793 authorized, 1,395,435,339 and 2,286,643,502 issued and outstanding as of December 31, 2011 and 2012, respectively)	17	93	149	24
Class B ordinary shares (US$0.00001 par value, 659,761,207 authorized, 659,561,893 and 659,561,893 issued and outstanding as of December 31, 2011 and 2012, respectively)	17	49	49	8
Additional paid-in capital		5,185,257	10,768,204	1,728,416
Accumulated other comprehensive loss		(108,578)	(115,882)	(18,600)
Accumulated deficit		(871,644)	(1,295,647)	(207,966)

Total shareholders’ equity		4,205,177	9,356,873	1,501,882

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		4,226,262	9,378,340	1,505,326

Statements of Comprehensive Loss

		Years ended December 31
	Notes	2010	2011	2012	2012
		RMB	RMB	RMB	US$
Net revenues		—	—	—	—

Cost of revenues		(94)	(150)	(66)	(11)
Gross loss		(94)	(150)	(66)	(11)
Operating expenses:
Product development		(108)	(119)	(37)	(6)
Sales and marketing		(54)	(40)	(330)	(53)
General and administrative		(1,920)	(6,634)	(34,396)	(5,521)
Total operating expenses		(2,082)	(6,793)	(34,763)	(5,580)
Loss from operations		(2,176)	(6,943)	(34,829)	(5,591)
Interest income		8	19,970	38,537	6,186
Interest expenses	10	(7,440)	(6,825)	(3,534)	(567)
Equity in losses of subsidiaries		(150,808)	(181,749)	(426,907)	(68,524)
Others, net		—	3,443	2,730	439
Change in fair value of warrant liability	15	(44,268)	—	—	—
Loss before income taxes		(204,684)	(172,104)	(424,003)	(68,057)
Income taxes		—	—	—	—
Net loss		(204,684)	(172,104)	(424,003)	(68,057)

Other comprehensive loss, net of tax of nil
Foreign currency translation adjustment		(11,094)	(94,225)	(7,304)	(1,173)
Comprehensive loss attributable to ordinary shareholders		(215,778)	(266,329)	(431,307)	(69,230)

Statements of Cash Flows

	Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net loss	(204,684)	(172,104)	(424,003)	(68,057)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity in losses of subsidiaries	150,808	181,749	426,907	68,524
Amortization of long-term debt discounts	2,504	3,496	1,928	309
Gain from remeasurement of previously held investment in acquired subsidiary (Note 3)	—	—	(3,344)	(537)
Other reconciling items	128	173	95	15
Change in fair value of warrant liability	44,268	—	—	—
Changes in operating assets and liabilities:
Prepayments and other assets	160	(7,258)	(8,209)	(1,318)
Accrued expenses and other liabilities	55	108	1,990	320

Net cash provided by (used in) operating activities:	(6,761)	6,164	(4,636)	(744)
Cash flows from investing activities
Acquisition of property and equipment	(63)	—	—	—
Acquisition of intangible assets from related party	(8,704)	(32,675)	—	—
Acquisition of intangible assets	(3,262)	(12,909)	(26,175)	(4,201)
Equity investment	(138,031)	(494,281)	(78,869)	(12,659)
Deposit for acquisition of equity interests in related party	(1,707)	—	—	—
Proceeds received from maturity of short-term investments	—	1,134,162	2,826,023	453,608
Short-term investments placed with financial institutions	—	(2,531,979)	(3,476,711)	(558,051)
Loan to subsidiary	(262,700)	(77,677)	(338,665)	(54,360)

Net cash used in investing activities	(414,467)	(2,015,359)	(1,094,397)	(175,663)

Cash flows from financing activities:
Proceeds from issuance of Series F Preferred Shares	334,985	—	—	—
Exercise of employee stock options	165	4,647	22,485	3,609
Drawdown of long-term debt	33,875	—	—	—
Principal repayments on long-term debt	(26,620)	(27,107)	(11,145)	(1,789)
Payment of convertible redeemable preferred shares issuance costs	(13,259)	—	—	—
Proceeds from IPO and secondary offering activity, net of issuance costs	1,435,237	2,512,969	—	—
Debt commitment fee paid	(136)	—	—	—
Net cash provided by financing activities	1,764,247	2,490,509	11,340	1,820
Effect of exchange rate changes on cash and cash equivalents	(11,094)	(94,211)	(6,546)	(1,051)

Net increase in cash and cash equivalents	1,331,925	387,103	(1,094,239)	(175,638)
Cash and cash equivalents at beginning of the year	206,419	1,538,344	1,925,447	309,056

Cash and cash equivalents at end of the year	1,538,344	1,925,447	831,208	133,418

Supplemental disclosures of cash flow information:
Non-cash consideration paid for business acquisitions	—	—	5,497,219	882,365

(a) Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their loss as “Equity in losses of subsidiaries” on the statements of comprehensive loss.

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (Note 18). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (Notes 10 and 14).